Share-based Compensation - Additional Information (Detail) ¥ in Thousands		1 Months Ended	12 Months Ended
	Oct. 20, 2017	Oct. 31, 2017 shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Apr. 30, 2017 shares	Dec. 31, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved stock option								221,917,800
Share split, conversion ratio	100
Share based compensation expenses | ¥				¥ 44,490		¥ 65,324	¥ 0
Unrecognized compensation cost | ¥								¥ 45,044
Weighted average recognition period				2 years 2 months 1 day
Per Share fair value of ordinary shares | $ / shares			$ 0.7200		$ 1.4220					$ 0.2671
Weighted average grant-date per-share fair value of options granted | $ / shares			$ 0.7595		$ 0.2599
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan		1,000,000,000
Share split, conversion ratio		100
Paifenle Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved stock option									15,000,000
Paifenle Plan [Member] | Discontinued Most of Operation of Shanghai Paifenle Internet Technology Company Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses | ¥						¥ 40,828
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				12,039,050		26,610,000	49,170,000
Employee Stock Option [Member] | 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				7,670,000
Share-based compensation arrangement by share-based payment award, award vesting period				4 years
Employee Stock Option [Member] | Paifenle Plan [Member] | Officer and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved stock option									11,650,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				7,822,280
Share based compensation expenses | ¥				¥ 5,829,000		¥ 0	¥ 0
Weighted average recognition period				4 years 4 months 24 days
Unrecognized compensation cost of unvested restricted shares | ¥								¥ 63,400
Restricted Stock Units (RSUs) [Member] | 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period				4 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				7,822,280
Restricted Stock Units (RSUs) [Member] | Paifenle Plan [Member] | Officer and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved stock option									3,350,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses | ¥				¥ 61,544